Ordinary Shares	12 Months Ended
Dec. 31, 2019
Ordinary shares
Ordinary shares
16.	Ordinary Shares

Since the inception, the Company issued
Pre-IPO
Class A,
Pre-IPO
Class B,
Pre-IPO
Class C, and
Pre-IPO
Class D Ordinary Shares
, or collectively referred to as “Pre-IPO Ordinary Shares”
. Holders of
Pre-IPO
Class B,
Pre-IPO
Class C and
Pre-IPO
Class D Ordinary Shares have rights to convert their shares into
Pre-IPO
Class A Ordinary Shares on 1:1 ratio at any time after the date of issuance.
According to the revised memorandum of association of the Company dated April 1, 2017, all the
Pre-IPO
Ordinary Shares held by the founders shall have the right to ten votes for each outstanding
Pre-IPO
ordinary share they held. Each of the
Pre-IPO
Ordinary Shares held by a person other than the founders and all
Pre-IPO
Preferred Shares shall have the right to one vote for each outstanding
Pre-IPO
Ordinary Share or
Pre-IPO
Preferred Share they held (on an
as-converted
basis).
Immediately prior to the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class Y Ordinary Shares and Class Z Ordinary Shares, par value US$0.0001 per share. As set forth in the Sixth Amended and Restated Memorandum and Articles of Association of the Company effective immediately prior to the completion of the IPO, holders of Class Y Ordinary Shares and Class Z Ordinary Shares have the same rights except that the holders of Class Z Ordinary Shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class Y Ordinary Shares are entitled to ten votes per share. Each Class Y Ordinary Share is convertible into one Class Z Ordinary Share at any time by the holder thereof. Class Z Ordinary Shares are not convertible into Class Y Ordinary Shares under any circumstances. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.
Other permanent equities
The
Pre-IPO
Class B,
Pre-IPO
Class C and
Pre-IPO
Class D Ordinary Shares are preferred shares in nature as they have liquidation preference compared to
Pre-IPO
Class A Ordinary Shares. The Group classified
Pre-IPO
Class B Ordinary Shares as permanent equity as they are not redeemable.
Pre-IPO
Class C and
Pre-IPO
Class D Ordinary Shares are redeemable upon certain liquidation events, including a change in control, which is deemed to be a liquidation event. However, as stipulated in the article of association of the Company, change in control will trigger the legal liquidation and termination of the Company, unless both majority of preferred shareholders and majority of ordinary shareholders otherwise agree on the exemption. Therefore, upon occurrence of the change in control, the Company will be liquidated and terminated, all the holders of equity shares of the Company are entitled to redeem, and form of consideration (cash or share) should be the same. Accordingly, such liquidation feature meets the exception in ASC
480-10-S99-3A(f)
 and therefore
Pre-IPO
Class C and
Pre-IPO
Class D Ordinary Shares were classified as permanent equity on the consolidated balance sheets.
In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 42,000,000 ADSs, representing 42,000,000 Class Z Ordinary Shares, were issued and sold to the public at a price of US$11.50 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $443.3 million (RMB
2,781.8
million).
Upon the completion of the IPO, the Company completed the redesignation on a one-for-one
basis of: (i) 60,027,926 shares of
Pre-IPO
Class A Ordinary Shares, 13,600,000 shares of
Pre-IPO
Class B Ordinary Shares, 8,500,000 shares of
Pre-IPO
Class C Ordinary Shares, and 2,132,353 shares of
Pre-IPO
Class D Ordinary Shares into Class Y Ordinary Shares; and 9,309,000 shares of
Pre-IPO
Class A Ordinary Shares into Class Z Ordinary Shares; (ii) 1,104,535 shares of
Pre-IPO
Series C1 Preferred Shares into Class Y Ordinary Shares, 7,078,502 shares of
Pre-IPO
Series A Preferred Shares, 14,643,281 shares of
Pre-IPO
Series A+ Preferred Shares, 22,794,876 shares of
Pre-IPO
Series B Preferred Shares, 27,996,184 shares of
Pre-IPO
Series C Preferred Shares, 41,480,769 shares of
Pre-IPO
Series C1 Preferred Shares, 954,605 shares of
Pre-IPO
Series C2 Preferred Shares, 13,101,189 shares of
Pre-IPO
Series D1 Preferred Shares and 13,759,564 shares of
Pre-IPO
Series D2 Preferred Shares into Class Z Ordinary Shares.
In October 2018,
25,063,451
ADSs, representing 25,063,451 Class Z Ordinary Shares, were issued and sold to Tencent. The net proceeds to the Company from the offering, after deducting offering expenses, were approximately US$
317.2
 million (RMB
2,170.8
million).
In April 2019, the Company completed
 the
P
rimary
O
ffering
. The total net proceeds to the Company
,
after deducting commissions and offering expenses, were approximately US$245.7 million (RMB1,647.7 million)
.